Fees Summary	Sep. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,116,740
Previously Paid Amount	0.00
Total Fee Amount	4,457.77
Total Offset Amount	0.00
Net Fee	4,457.77
Narrative - Max Aggregate Offering Price	$ 29,116,740
Final Prospectus	true